Cboe Vest Family of Funds - Monthly Funds
Cboe Vest S&P 500® Buffer Strategy (January) Fund Class A Shares (BUAJX) Class C Shares (BUCJX) Investor Class Shares (BUMJX) Institutional Class Shares (BUIJX)	Cboe Vest S&P 500® Enhanced Growth Strategy (January) Fund Class A Shares (ENAJX) Class C Shares (ENCJX) Investor Class Shares (ENMJX) Institutional Class Shares (ENIJX)
Cboe Vest S&P 500® Buffer Strategy (February) Fund Class A Shares (BUAFX) Class C Shares (BUCFX) Investor Class Shares (BUMFX) Institutional Class Shares (BUIFX)	Cboe Vest S&P 500® Enhanced Growth Strategy (February) Fund Class A Shares (ENAFX) Class C Shares (ENCFX) Investor Class Shares (ENMFX) Institutional Class Shares (ENIFX)
Cboe Vest S&P 500® Buffer Strategy (March) Fund Class A Shares (BUAMX) Class C Shares (BUCMX) Investor Class Shares (BUMMX) Institutional Class Shares (BUIMX)	Cboe Vest S&P 500® Enhanced Growth Strategy (March) Fund Class A Shares (ENAMX) Class C Shares (ENCMX) Investor Class Shares (ENMMX) Institutional Class Shares (ENIMX)
Cboe Vest S&P 500® Buffer Strategy (April) Fund Class A Shares (BUAAX) Class C Shares (BUCAX) Investor Class Shares (BUMAX) Institutional Class Shares (BUIAX)	Cboe Vest S&P 500® Enhanced Growth Strategy (April) Fund Class A Shares (ENAAX) Class C Shares (ENCAX) Investor Class Shares (ENMAX) Institutional Class Shares (ENIZX)
Cboe Vest S&P 500® Buffer Strategy (May) Fund Class A Shares (BUAYX) Class C Shares (BUCYX) Investor Class Shares (BUMYX) Institutional Class Shares (BUIYX)	Cboe Vest S&P 500® Enhanced Growth Strategy (May) Fund Class A Shares (ENAYX) Class C Shares (ENCZX) Investor Class Shares (ENMYX) Institutional Class Shares (ENIYX)
Cboe Vest S&P 500® Buffer Strategy (June) Fund Class A Shares (BUAUX) Class C Shares (BUCUX) Investor Class Shares (BUMUX) Institutional Class Shares (BUIUX)	Cboe Vest S&P 500® Enhanced Growth Strategy (June) Fund Class A Shares (ENAUX) Class C Shares (ENCUX) Investor Class Shares (ENMUX) Institutional Class Shares (ENIUX)
Cboe Vest S&P 500® Buffer Strategy (July) Fund Class A Shares (BUALX) Class C Shares (BUCLX) Investor Class Shares (BUMLX) Institutional Class Shares (BUILX)	Cboe Vest S&P 500® Enhanced Growth Strategy (July) Fund Class A Shares (ENALX) Class C Shares (ENCLX) Investor Class Shares (ENMLX) Institutional Class Shares (ENMIX)
Cboe Vest S&P 500® Buffer Strategy (August) Fund Class A Shares (BUATX) Class C Shares (BUCTX) Investor Class Shares (BUMTX) Institutional Class Shares (BUITX)	Cboe Vest S&P 500® Enhanced Growth Strategy (August) Fund Class A Shares (ENATX) Class C Shares (ENCTX) Investor Class Shares (ENMTX) Institutional Class Shares (ENITX)

Cboe Vest S&P 500® Buffer Strategy (September) Fund Class A Shares (BUASX) Class C Shares (BUCSX) Investor Class Shares (BUMSX) Institutional Class Shares (BUISX)	Cboe Vest S&P 500® Enhanced Growth Strategy (September) Fund Class A Shares (ENASX) Class C Shares (ENCSX) Investor Class Shares (ENMSX) Institutional Class Shares (ENISX)
Cboe Vest S&P 500® Buffer Strategy (October) Fund Class A Shares (BUAOX) Class C Shares (BUCOX) Investor Class Shares (BUMOX) Institutional Class Shares (BUIOX)	Cboe Vest S&P 500® Enhanced Growth Strategy (October) Fund Class A Shares (ENAOX) Class C Shares (ENCOX) Investor Class Shares (ENMOX) Institutional Class Shares (ENIOX)
Cboe Vest S&P 500® Buffer Strategy (November) Fund Class A Shares (BUANX) Class C Shares (BUCNX) Investor Class Shares (BUMNX) Institutional Class Shares (BUINX)	Cboe Vest S&P 500® Enhanced Growth Strategy (November) Fund Class A Shares (ENANX) Class C Shares (ENCNX) Investor Class Shares (ENMNX) Institutional Class Shares (ENINX)
Cboe Vest S&P 500® Buffer Strategy (December) Fund Class A Shares (BUADX) Class C Shares (BUCDX) Investor Class Shares (BUMDX) Institutional Class Shares (BUIDX)	Cboe Vest S&P 500® Enhanced Growth Strategy (December) Fund Class A Shares (ENADX) Class C Shares (ENCDX) Investor Class Shares (ENMDX) Institutional Class Shares (ENIDX)

Supplement dated February 21, 2020
to the Prospectus and Statement of Additional Information (“SAI”),

each dated February 28, 2019

The Board of Trustees (the “Board”) of World Funds Trust (the “Trust”) has approved a Plan of Liquidation (the “Plan”) for the Cboe Vest S&P 500® Buffer Strategy 12-Monthly Funds (January – December Series) and Cboe Vest S&P 500® Enhanced Growth Strategy 12-Monthly Funds (January - December Series) (collectively the “Cboe Vest Monthly Funds”), which became effective on August 23, 2016 and December 12, 2016, respectively. Cboe Vest Financial LLC (the “Adviser”), recommended that the Board approve the Plan because the Cboe Vest Monthly Funds have yet to commence operations, and because the investment strategy for the Cboe Vest Monthly Funds is now available in other funds that the Adviser sub-advises. As a result, the Board has concluded that it is appropriate to close the Cboe Vest Monthly Funds. The Cboe Vest Monthly Funds will be closed on February 24, 2020.

If you have questions or need assistance, please contact your financial advisor directly or the Cboe Vest Monthly Funds toll-free at 1-855-505-8378.

This Supplement and the existing Prospectus provide relevant information for all shareholders and should be retained for future reference. Both the Prospectus and the SAI have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling the Cboe Vest Monthly Funds toll-free at 1-855-505-8378.